Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	50
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$279,846.16

Principal:
Principal Collections	$6,117,883.50
Prepayments in Full	$1,745,977.21
Liquidation Proceeds	$59,330.83
Recoveries	$61,557.06
Sub Total	$7,984,748.60
Collections	$8,264,594.76

Purchase Amounts:
Purchase Amounts Related to Principal	$197,379.74
Purchase Amounts Related to Interest	$932.94
Sub Total	$198,312.68

Clean-up Call	$72,965,995.30

Reserve Account Draw Amount	$7,634,995.65

Available Funds - Total	$89,063,898.39

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	50
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$89,063,898.39
Servicing Fee	$67,723.84	$67,723.84	$0.00	$0.00	$88,996,174.55
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$88,996,174.55
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$88,996,174.55
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$88,996,174.55
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$88,996,174.55
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$88,996,174.55
Interest - Class B Notes	$26,298.73	$26,298.73	$0.00	$0.00	$88,969,875.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$88,969,875.82
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$88,927,721.49
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$88,927,721.49
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$88,870,862.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$88,870,862.16
Regular Principal Payment	$79,312,515.07	$79,312,515.07	$0.00	$0.00	$9,558,347.09
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$9,558,347.09
Residual Released to Depositor	$0.00	$9,558,347.09	$0.00	$0.00	$0.00
Total		$89,063,898.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$79,312,515.07
Total					$79,312,515.07
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$20,492,515.07	$464.58	$26,298.73	$0.60	$20,518,813.80	$465.18
Class C Notes	$29,410,000.00	$1,000.00	$42,154.33	$1.43	$29,452,154.33	$1,001.43
Class D Notes	$29,410,000.00	$1,000.00	$56,859.33	$1.93	$29,466,859.33	$1,001.93
Total	$79,312,515.07	$52.88	$125,312.39	$0.08	$79,437,827.46	$52.96

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	50

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$20,492,515.07	0.4645775	$0.00	0.0000000
Class C Notes	$29,410,000.00	1.0000000	$0.00	0.0000000
Class D Notes	$29,410,000.00	1.0000000	$0.00	0.0000000
Total	$79,312,515.07	0.0528845	$0.00	0.0000000

Pool Information
Weighted Average APR	4.320%	4.366%
Weighted Average Remaining Term	16.08	15.44
Number of Receivables Outstanding	13,669	12,935
Pool Balance	$81,268,608.65	$72,965,995.30
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$79,312,515.07	$71,277,521.05
Pool Factor	0.0532211	0.0477839

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$1,688,474.25
Targeted Overcollateralization Amount	$1,688,474.25
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,965,995.30

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$7,634,995.65
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(7,634,995.65)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	50
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$182,042.07
(Recoveries)		108	$61,557.06
Net Loss for Current Collection Period			$120,485.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.7791%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.6616%
Second Preceding Collection Period			(0.1468)%
Preceding Collection Period			1.6141%
Current Collection Period			1.8748%
Four Month Average (Current and Preceding Three Collection Periods)			1.0009%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,747	$11,604,572.63
(Cumulative Recoveries)			$2,526,931.76
Cumulative Net Loss for All Collection Periods			$9,077,640.87
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5945%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,019.24
Average Net Loss for Receivables that have experienced a Realized Loss			$1,579.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.43%	291	$2,503,944.74
61-90 Days Delinquent	0.45%	33	$329,153.55
91-120 Days Delinquent	0.02%	3	$11,033.72
Over 120 Days Delinquent	0.64%	35	$468,122.82
Total Delinquent Receivables	4.54%	362	$3,312,254.83

Repossession Inventory:
Repossessed in the Current Collection Period		7	$77,357.20
Total Repossessed Inventory		12	$121,475.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5003%
Preceding Collection Period			0.5267%
Current Collection Period			0.5489%
Three Month Average			0.5253%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	50

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer